Loans - Schedule of Aging of Recorded Investment in Past Due Loans (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	$ 8,821	$ 7,142	$ 4,947
Loans Not Past Due	695,208	640,980	564,191
Total gross loans	704,029	648,122	569,138
Financing Receivables 30 To 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	915	361	191
Financing Receivables 60 To 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	584	51	121
Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	7,322	6,730	4,635
Agricultural Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	3,303	602	468
Loans Not Past Due	465,863	414,562	374,772
Total gross loans	469,166	415,164	375,240
Agricultural Loans | Financing Receivables 30 To 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	730	355	68
Agricultural Loans | Financing Receivables 60 To 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	584	9
Agricultural Loans | Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	1,989	238	400
Commercial Real Estate Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	2,418	2,592	326
Loans Not Past Due	145,220	134,925	102,319
Total gross loans	147,638	137,517	102,645
Commercial Real Estate Loans | Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	2,418	2,592	326
Commercial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	3,092	3,408	1,826
Loans Not Past Due	49,505	50,337	49,182
Total gross loans	52,597	53,745	51,008
Commercial Loans | Financing Receivables 30 To 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	185
Commercial Loans | Financing Receivables 60 To 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due		42
Commercial Loans | Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	2,907	3,366	1,826
Residential Real Estate Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	8	540	2,327
Loans Not Past Due	34,318	40,345	37,574
Total gross loans	34,326	40,885	39,901
Residential Real Estate Loans | Financing Receivables 30 To 59 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due		6	123
Residential Real Estate Loans | Financing Receivables 60 To 89 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due			121
Residential Real Estate Loans | Financing Receivables Equal To Greater Than 90 Days Past Due
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Past Due	8	534	2,083
Installment and consumer other
Financing Receivable Recorded Investment Past Due [Line Items]
Loans Not Past Due	302	811	344
Total gross loans	$ 302	$ 811	$ 344